Bank borrowings - (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Feb. 22, 2019	Feb. 28, 2018	Dec. 31, 2017
Borrowings [abstract]
Non-Current Amount	$ 132,821
Current Amount	8,191			$ 1,003
Principal amount	135,919
Total	141,012			1,003
Amount due for settlement after 12 months	132,821
Credit facilities
Borrowings [abstract]
Principal amount	250,000			200,000
Non-Current Amount	132,821
Current Amount	493
Principal amount	135,919
Unamortised issuance costs	(3,098)
Accrued interest	493
Total	133,314			0
Amount due for settlement within 12 months	493
Amount due for settlement after 12 months	132,821
Other
Borrowings [abstract]
Current Amount	7,698			1,003
Total	$ 7,698			$ 1,003
Revolving Credit Facility
Borrowings [abstract]
Principal amount		$ 200,000	$ 250,000